Consolidated Statements of Operations - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenue
Passenger revenue		R$ 19,997,726	R$ 18,123,135	R$ 17,227,728
Other revenues		1,642,667	1,403,073	1,326,697
Total revenue		21,640,393	19,526,208	18,554,425
Operating expenses
Aircraft fuel		(5,710,291)	(5,583,503)	(5,890,485)
Salaries and benefits		(2,693,363)	(2,722,872)	(2,408,364)
Airport taxes and fees		(1,266,186)	(1,074,818)	(1,059,258)
Auxiliary services for air transport		(956,933)	(872,481)	(807,563)
Maintenance		(824,058)	(789,222)	(898,282)
Advertising and publicity		(915,442)	(889,224)	(779,264)
Depreciation and amortization		(3,013,375)	(2,563,982)	(2,404,223)
Impairment and onerous contracts		0	143,790	245,636
Insurance		(100,401)	(79,588)	(89,492)
Renegotiations – Chapter 11		181,893	0	0
Breakage – GUC – Chapter 11		1,724,867	0	0
Restructuring costs – Chapter 11		(871,028)	0	0
Other	[1]	(2,874,606)	(1,703,676)	(2,802,036)
Total operating expenses		(17,318,923)	(16,135,576)	(16,893,331)
Operating profit		4,321,470	3,390,632	1,661,094
Financial income		904,083	239,058	220,141
Financial expenses		(10,295,119)	(5,247,414)	(5,608,771)
Derivative financial instruments, net		986,521	317,729	(238,458)
Foreign currency exchange, net		4,207,915	(7,890,179)	1,625,064
Financial result		(4,196,600)	(12,580,806)	(4,002,024)
Income (loss) before income tax and social contribution		124,870	(9,190,174)	(2,340,930)
Current income tax and social contribution		(12)	(723)	0
Deferred income tax and social contribution		0	39,526	(39,526)
Income (loss) for the year		R$ 124,858	R$ (9,151,371)	R$ (2,380,456)
Common shares
Operating expenses
Basic income (loss) per common share – R$ (as adjusted, see information in note 31) (in brazilian real per share)		R$ 0.16	R$ (26.32)	R$ (6.85)
Diluted income (loss) per common share – R$ (as adjusted, see information in note 31) (in brazilian real per share)		R$ 0.16	R$ (26.32)	R$ (6.85)

[1]	At December 31, 2025, consider, mainly, expenses of professional services, lawsuits, rental, ACMI and technology services.